Discontinued Operation (Details Narrative) - USD ($)	Dec. 23, 2025	Dec. 31, 2025	Dec. 29, 2025
Discontinued Operations and Disposal Groups [Abstract]
Disposal group including discontinued operation description	the then-sole shareholder of the Group, and Mr. Marc Seelenfreund (the “Buyer”), pursuant to which the Seller disposed a portion of its entire equity interest in the Group to the Buyer, representing 90% of the outstanding common stock, while retaining the remaining 10%. The transaction was completed on December 29,2025, at which point the Group ceased to be a subsidiary of the Seller. The retained 10% non-controlling interest was recorded at its fair value of $294,429 on the deconsolidation date and is presented as a long term investment in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 323. The carrying value of the net assets disposed of was $7,354,681, and the resulting loss on divestment of $18,419,967 was recognized in the consolidated statement of operations.
Fair value of minority interest in divestment		$ 294,429	$ 294,429
Net assets divestment		7,354,681	7,354,681
Loss from divestment of subsidiaries		$ (18,419,967)	$ 18,419,967